Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Entity Registrant Name	First US Bancshares, Inc.
Amendment Flag	false
Entity Central Index Key	0000717806
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025